Contingent liabilities, contractual commitments, and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	$ 108,161	$ 111,922
Commitments	875,317	897,150
Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	654,978	678,024
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	7,169	7,818
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	87,219	78,535
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	780,929	810,797
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	638,300	660,648
Loans and other credit-related commitments | Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	638,635	661,015
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	16,343	17,009
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	91,275	94,277
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	$ 543	$ 636